LEASES - Component of Aggregate Investment in Leases (Details) $ in Millions	Dec. 31, 2022 CAD ($)
Lessee, Lease, Description [Line Items]
Minimum lease payments	$ 9,457
Unearned lease income	(7,132)
Lease receivable	2,325
Expected credit loss provision	(150)
Present value of unguaranteed residual value	11
Sales-type lease, net investment in lease, before allowance for credit loss	2,186
Current portion included in Other current assets (Note 8)	(291)
Sales-type lease, net investment in lease, before allowance for credit loss, noncurrent	1,895
Currency Translation Adjustments
Lessee, Lease, Description [Line Items]
Expected credit loss provision	$ 1